UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046




13F File Number : 028-12233


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:


/s/ Fred T Perlstadt        Mountain Lakes, NJ      August 14, 2007
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:   $567,979 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allegheny Energy Inc           Common           017361106     5704   110240  SH       SOLE                   110240
Altria Group Inc               Common           02209S103    30286   431800  SH       SOLE                   431800
Berkshire Hathaway Inc Del     Cl B             084670207    83059    23040  SH       SOLE                    23040
Brookfield Asset Mgmt Inc      Cl A Ltd Vt Sh   112585104     1077    27000  SH       SOLE                    27000
Canadian Natural Resource Ltd  Common           136385101    22803   342700  SH       SOLE                   342700
Chesapeake Energy Corp         Common           165167107    33583   970615  SH       SOLE                   970615
Coca Cola Femsa SA de C V      ADR              191241108    12728   287441  SH       SOLE                   287441
Consolidated Tomoka Land Co    Common           210226106    82587  1191901  SH       SOLE                  1191901
Google Inc                     Cl A             38259P508    35590    68000  SH       SOLE                    68000
Harrahs Entertainment Inc      Common           413619107     6940    81400  SH       SOLE                    81400
Kraft Foods Inc                Cl A             50075N104     7111   201724  SH       SOLE                   201724
Leucadia National Corp         Common           527288104    18195   516161  SH       SOLE                   516161
Penn National Gaming Inc       Common           707569109    25808   429488  SH       SOLE                   429488
Pogo Producing Co              Common           730448107    13200   259900  SH       SOLE                   259900
Reynolds American Inc          Common           761713106    57800   886500  SH       SOLE                   886500
Weyerhaeuser Company           Common           962166104    29390   372355  SH       SOLE                   372355
Winthrop Realty Trust          Sh Ben Int       976391102     2782   402663  SH       SOLE                   402663
Wynn Resorts Ltd               Common           983134107    99335  1107542  SH       SOLE                  1107542


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